ORGANIZATION AND BUSINESS BACKGROUND (Details Narrative)														6 Months Ended
	Sep. 05, 2025 $ / shares shares	Aug. 11, 2025 $ / shares shares	Feb. 21, 2024 $ / shares shares	Dec. 23, 2022 USD ($) $ / shares shares	Dec. 12, 2022 USD ($) $ / shares shares	Jun. 23, 2022 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Dec. 28, 2021 USD ($)	Dec. 28, 2021 CNY (¥)	Apr. 29, 2021 USD ($)	Apr. 29, 2021 CNY (¥)	Dec. 17, 2020 USD ($) $ / shares shares	Nov. 15, 2019 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Dec. 31, 2025 $ / shares	Dec. 24, 2024 USD ($)	Nov. 27, 2023 $ / shares	May 04, 2023 USD ($)	May 04, 2023 CNY (¥)	Jul. 22, 2022 USD ($)	Jul. 22, 2022 CNY (¥)	May 12, 2022 USD ($)	May 12, 2022 CNY (¥)	Jan. 28, 2021	Dec. 15, 2020	Dec. 14, 2020	Dec. 11, 2020	Dec. 10, 2020 USD ($)	Dec. 10, 2020 CNY (¥)	Nov. 04, 2020 USD ($)	Nov. 04, 2020 CNY (¥)	Oct. 20, 2020 USD ($)	Oct. 20, 2020 CNY (¥)	Sep. 29, 2020 USD ($)	Sep. 29, 2020 CNY (¥)	Dec. 28, 2018 CNY (¥)	Dec. 04, 2018 $ / shares	Jun. 16, 2015 CNY (¥)
Capital | ¥																																				¥ 5,000,000
Shares issued | shares													16,666
Share issued price per share | $ / shares													$ 1.00
Total consideration | $													$ 16,666	$ 58,833,231
Basis per share | $ / shares														$ 0	$ 0																						$ 1.00
Common Stock [Member]
Shares issued | shares	12,000,000	475,220	438,498											26,173,992 [1]
Total consideration | $
Basis per share | $ / shares			$ 1.01
Share price | $ / shares	$ 0.80	$ 1.72
Baode Supply Chain (Shenzhen) Co., Ltd [Member]
Total consideration								$ 31,405	¥ 200,000
IPO [Member]
Shares issued | shares												5,000,000
Share issued price per share | $ / shares												$ 5.00
Proceeds from sale of stock | $												$ 25,000,000
Underwriters [Member]
Proceeds from sale of stock | $												$ 29,999,550
Purchase of ordinary shares | shares												999,910
Purchase value of ordinary shares | $												$ 4,999,550
Wunong Shenzhen [Member]
Equity interest																																		51.00%	51.00%
Liu [Member]
Equity interest																																		25.00%	25.00%
Huang [Member]
Equity interest																																		24.00%	24.00%
Meiwu Shenzhen [Member]
Equity interest																		70.00%	70.00%			51.00%	51.00%
Ze Yu [Member]
Equity interest																											100.00%
Haiyan Qin [Member]
Equity interest																										100.00%
Baode Supply Chain (Shenzhen) Co., Ltd [Member]
Equity interest								30.00%	30.00%
Baode Supply Chain (Shenzhen) Co., Ltd [Member] | Mr. Shiliang Ma [Member]
Equity interest								51.00%	51.00%
Heme Consulting [Member]
Equity interest																						49.00%	49.00%
Kun [Member]
Equity interest																		21.00%	21.00%
Senli Huinon [Member]
Equity interest																		9.00%	9.00%
Equity Transfer Agreement [Member] | Meiwu Shenzhen [Member]
Equity interest																									51.00%							51.00%	51.00%
Equity Transfer Agreement [Member] | Liu And Huang [Member]
Equity interest																								51.00%
Equity Transfer Agreement [Member] | Shiliang Ma [Member]
Equity interest																																30.00%	30.00%
Equity Transfer Agreement [Member] | Yongqiang He [Member]
Equity interest																																19.00%	19.00%
Equity Transfer Agreement [Member] | Yafang Liu [Member]
Equity interest																									100.00%
Stock Purchase Agreement [Member] | Common Stock [Member]
Basis per share | $ / shares																	$ 0
Stock Purchase Agreement [Member] | Mahao BVI [Member]
Equity interest						100.00%
Stock Purchase Agreement [Member] | Mahao BVI [Member] | Common Stock [Member]
Equity interest						100.00%
Meiwu Zhishi Technology (Shenzhen) Co.Ltd [Member] | Contractual Agreement [Member]
Capital | ¥																																						¥ 5,000,000
Wude Agricultural Technology Shanghai Co Ltd [Member]
Capital																																		$ 3,100,000	¥ 20,000,000
Meiwu Shenzhen [Member] | Equity Transfer Agreement [Member]
Capital																																$ 781,466	¥ 5,000,000
Baode Supply Chain (Shenzhen) Co., Ltd [Member] | Equity Transfer Agreement [Member]
Increased in capital										$ 4,600,000	¥ 30,000,000
Wunong Technology (Liaoning) Co., Ltd [Member]
Capital																														$ 1,400,000	¥ 8,880,000
Wunong Technology (Shaanxi) Co., Ltd [Member]
Capital																												$ 1,300,000	¥ 8,800,000
Yundian BVI [Member] | Stock Purchase Agreement [Member] | Common Stock [Member]
Shares issued | shares							9,000,000
Total consideration | $							$ 8,100,000
Basis per share | $ / shares							$ 0
Share price | $ / shares							$ 0.9
Heme Shenzhen [Member]
Capital																						$ 1,500,000	¥ 10,000,000
Mahao BVI [Member] | Stock Purchase Agreement [Member] | Common Stock [Member]
Shares issued | shares						10,000,000
Total consideration | $						$ 6,000,000
Share price | $ / shares						$ 0.6
Heme Catering [Member]
Capital																				$ 1,500,000	¥ 10,000,000
Yuanxing BVI [Member] | Stock Purchase Agreement [Member] | Common Stock [Member]
Shares issued | shares				12,000,000	12,000,000
Total consideration | $				$ 9,600,000	$ 9,600,000
Share price | $ / shares				$ 0.8	$ 0.8
Jiayuan Liquor Sales Co Ltd [Member]
Capital																		$ 252,180	¥ 1,800,000
Magnum International Holdings Limited [Member]
Equity interests | $																$ 10
Xinfuxin International Holdings Limited [Member]
Equity interests | $																$ 10

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation. (Note 12)